SIGNIFICANT ACCOUNTING POLICIES - Assets classified as held for sale (Details) $ in Millions, $ in Millions	1 Months Ended		12 Months Ended
	Dec. 31, 2024 ARS ($) item	Jun. 30, 2024 ARS ($) item	Dec. 31, 2024 ARS ($) item	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 ARS ($)	Dec. 31, 2022 USD ($)
Assets classified as held for sale
Number of properties | item			1
Number of properties sold | item	1
Proceeds from disposal of non-current assets	$ 1,277
Gains (losses) on disposals of non-current assets	885
Pre sale agreement amount	1,765		$ 1,765
Assets classified as held for sale	$ 1,765		$ 1,765
Assets and liabilities classified as held for sale
Assets classified as held for sale
Number of properties | item		2
Pre sale agreement amount		$ 2,157
Assets classified as held for sale | Costanera
Assets classified as held for sale
Impairment loss for assets				$ 301	$ 12,036
Net sale price of building						$ 6